Net revenues (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Net revenues	$ 2,573,233	$ 3,033,990	$ 2,622,110
Peru [member]
IfrsStatementLineItems [Line Items]
Net revenues	654,216	859,760	774,735
Brazil [member]
IfrsStatementLineItems [Line Items]
Net revenues	559,786	827,173	753,280
Singapore [Member]
IfrsStatementLineItems [Line Items]
Net revenues	229,278	166,412	56,879
Switzerland [Member]
IfrsStatementLineItems [Line Items]
Net revenues	209,312	124,726	78,770
United States [Member]
IfrsStatementLineItems [Line Items]
Net revenues	168,965	174,526	119,564
Argentina [Member]
IfrsStatementLineItems [Line Items]
Net revenues	94,144	94,433	93,107
Chile [Member]
IfrsStatementLineItems [Line Items]
Net revenues	83,459	120,060	54,044
Luxembourg [Member]
IfrsStatementLineItems [Line Items]
Net revenues	78,474	95,252	97,462
China [Member]
IfrsStatementLineItems [Line Items]
Net revenues	65,910
Austria [Member]
IfrsStatementLineItems [Line Items]
Net revenues	47,919	48,676	45,057
South Africa [Member]
IfrsStatementLineItems [Line Items]
Net revenues	41,350	55,864	25,126
South Korea [Member]
IfrsStatementLineItems [Line Items]
Net revenues	39,985	32,406	118,596
Colombia [Member]
IfrsStatementLineItems [Line Items]
Net revenues	36,066	64,013	54,325
Japan [Member]
IfrsStatementLineItems [Line Items]
Net revenues	32,054	71,370	58,296
Taiwan [Member]
IfrsStatementLineItems [Line Items]
Net revenues	26,901	65,036	53,752
Turkey [Member]
IfrsStatementLineItems [Line Items]
Net revenues	26,606	54,955	34,493
Belgium [Member]
IfrsStatementLineItems [Line Items]
Net revenues	19,824	17,905	13,690
Malaysia [Member]
IfrsStatementLineItems [Line Items]
Net revenues	18,738	26,032	25,681
Netherlands [Member]
IfrsStatementLineItems [Line Items]
Net revenues	16,045	13,623	17,693
Ecuador [Member]
IfrsStatementLineItems [Line Items]
Net revenues	14,554	15,433	15,652
Italy [Member]
IfrsStatementLineItems [Line Items]
Net revenues	9,479	9,586	14,834
Vietnam [Member]
IfrsStatementLineItems [Line Items]
Net revenues	5,006	8,396	14,555
Other [member]
IfrsStatementLineItems [Line Items]
Net revenues	$ 95,162	$ 88,353	$ 102,519